Investments in affiliated companies and joint ventures (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Investments in affiliated companies and joint ventures
Investments	$ 8,093	$ 4,497	$ 4,585
Goodwill	3,026	3,317
Equity in earnings (losses) of investee adjustments	1,135	987	433
Dividends received	1,038	1,161	386
Bulk Material
Investments in affiliated companies and joint ventures
Investments	1,348	1,388	1,400
Equity in earnings (losses) of investee adjustments	1,095	1,013	328
Bulk Material | Iron ore and pellets
Investments in affiliated companies and joint ventures
Investments	1,109	1,165
Equity in earnings (losses) of investee adjustments	1,025	956	272
Dividends received	924	989	210
Bulk Material | Coal
Investments in affiliated companies and joint ventures
Investments	239	223	243
Equity in earnings (losses) of investee adjustments	70	57	56
Dividends received		83
Bulk Material | Companhia Nipo-Brasileira de Pelotizacao - NIBRASCO | Iron ore and pellets
Investments in affiliated companies and joint ventures
Participation in capital, voting (as a percent)	51.11%
Participation in capital, total (as a percent)	51.00%
Net equity	341
Net income (loss) of the period	89
Investments	173	171
Equity in earnings (losses) of investee adjustments	45	48	(12)
Dividends received	22	3	20
Bulk Material | Companhia Hispano-Brasileira de Pelotizacao - HISPANOBRAS | Iron ore and pellets
Investments in affiliated companies and joint ventures
Participation in capital, voting (as a percent)	51.00%
Participation in capital, total (as a percent)	50.89%
Net equity	225
Net income (loss) of the period	36
Investments	115	128
Equity in earnings (losses) of investee adjustments	19	40	(12)
Dividends received	20
Bulk Material | Companhia Coreano-Brasileira de Pelotizacao - KOBRASCO | Iron ore and pellets
Investments in affiliated companies and joint ventures
Participation in capital, voting (as a percent)	50.00%
Participation in capital, total (as a percent)	50.00%
Net equity	155
Net income (loss) of the period	65
Investments	78	87
Equity in earnings (losses) of investee adjustments	32	43	(17)
Dividends received	32	11
Bulk Material | Companhia Italo-Brasileira de Pelotizacao - ITABRASCO | Iron ore and pellets
Investments in affiliated companies and joint ventures
Participation in capital, voting (as a percent)	51.00%
Participation in capital, total (as a percent)	50.90%
Net equity	158
Net income (loss) of the period	93
Investments	80	86
Equity in earnings (losses) of investee adjustments	47	18	12
Dividends received	38	25
Bulk Material | Minas da Serra Geral SA - MSG | Iron ore and pellets
Investments in affiliated companies and joint ventures
Participation in capital, voting (as a percent)	50.00%
Participation in capital, total (as a percent)	50.00%
Net equity	57
Net income (loss) of the period	7
Investments	29	36
Equity in earnings (losses) of investee adjustments	3	6	2
Bulk Material | SAMARCO Mineracao SA - SAMARCO | Iron ore and pellets
Investments in affiliated companies and joint ventures
Participation in capital, voting (as a percent)	50.00%
Participation in capital, total (as a percent)	50.00%
Net equity	941
Net income (loss) of the period	1,754
Investments	528	561
Goodwill	58	64
Equity in earnings (losses) of investee adjustments	878	798	299
Dividends received	812	950	190
Bulk Material | Baovale Mineracao SA - BAOVALE | Iron ore and pellets
Investments in affiliated companies and joint ventures
Participation in capital, voting (as a percent)	50.00%
Participation in capital, total (as a percent)	50.00%
Net equity	69
Net income (loss) of the period	16
Investments	35	31
Equity in earnings (losses) of investee adjustments	8	4	(3)
Bulk Material | Zhuhai YPM Pellet e Co, Ltd - ZHUHAI | Iron ore and pellets
Investments in affiliated companies and joint ventures
Participation in capital, voting (as a percent)	25.00%
Participation in capital, total (as a percent)	25.00%
Net equity	90
Net income (loss) of the period	1
Investments	23	25
Equity in earnings (losses) of investee adjustments		9	3
Bulk Material | Tecnored Desenvolvimento Tecnologico SA | Iron ore and pellets
Investments in affiliated companies and joint ventures
Participation in capital, voting (as a percent)	43.04%
Participation in capital, total (as a percent)	43.04%
Net equity	107
Net income (loss) of the period	(13)
Investments	48	40
Equity in earnings (losses) of investee adjustments	(7)	(10)
Bulk Material | Henan Longyu Resources Co Ltd | Coal
Investments in affiliated companies and joint ventures
Participation in capital, voting (as a percent)	25.00%
Participation in capital, total (as a percent)	25.00%
Net equity	1,128
Net income (loss) of the period	336
Investments	282	250
Equity in earnings (losses) of investee adjustments	85	76	74
Dividends received		83
Bulk Material | Shandong Yankuang International Company Ltd | Coal
Investments in affiliated companies and joint ventures
Participation in capital, voting (as a percent)	25.00%
Participation in capital, total (as a percent)	25.00%
Net equity	(170)
Net income (loss) of the period	(58)
Investments	(43)	(27)
Equity in earnings (losses) of investee adjustments	(15)	(19)	(18)
Base Metals
Investments in affiliated companies and joint ventures
Investments	3,616	265	253
Equity in earnings (losses) of investee adjustments	101	(10)	(28)
Base Metals | Bauxite
Investments in affiliated companies and joint ventures
Investments	144	152
Equity in earnings (losses) of investee adjustments	8	(2)	(10)
Dividends received		10	42
Base Metals | Copper
Investments in affiliated companies and joint ventures
Investments	234	90
Equity in earnings (losses) of investee adjustments	(6)	(10)	(18)
Base Metals | Nickel
Investments in affiliated companies and joint ventures
Investments	11	23
Equity in earnings (losses) of investee adjustments		2
Base Metals | Aluminium
Investments in affiliated companies and joint ventures
Investments	3,227
Equity in earnings (losses) of investee adjustments	99
Dividends received	52
Base Metals | Logistic
Investments in affiliated companies and joint ventures
Investments	665	646
Equity in earnings (losses) of investee adjustments	125	94	143
Dividends received	55	72	127
Base Metals | Steel
Investments in affiliated companies and joint ventures
Investments	2,035	2,013
Equity in earnings (losses) of investee adjustments	(166)	(73)	(8)
Dividends received	7	7	7
Base Metals | Other affiliates and joint ventures
Investments in affiliated companies and joint ventures
Investments	429	185
Equity in earnings (losses) of investee adjustments	(20)	(37)	(2)
Base Metals | Others, available for sale | Nickel
Investments in affiliated companies and joint ventures
Investments	1	5
Base Metals | Others. | Other affiliates and joint ventures
Investments in affiliated companies and joint ventures
Investments	209	70
Equity in earnings (losses) of investee adjustments	(4)	(4)	(2)
Base Metals | Mineracao Rio do Norte SA - MRN | Bauxite
Investments in affiliated companies and joint ventures
Participation in capital, voting (as a percent)	40.00%
Participation in capital, total (as a percent)	40.00%
Net equity	357
Net income (loss) of the period	19
Investments	144	152
Equity in earnings (losses) of investee adjustments	8	(2)	(10)
Dividends received		10	42
Base Metals | Teal Minerals Incorporated | Copper
Investments in affiliated companies and joint ventures
Participation in capital, voting (as a percent)	50.00%
Participation in capital, total (as a percent)	50.00%
Net equity	469
Net income (loss) of the period	(12)
Investments	234	90
Equity in earnings (losses) of investee adjustments	(6)	(10)	(18)
Base Metals | Heron Resources Inc | Nickel
Investments in affiliated companies and joint ventures
Investments	6	7
Base Metals | Korea Nickel Corp | Nickel
Investments in affiliated companies and joint ventures
Participation in capital, voting (as a percent)	25.00%
Participation in capital, total (as a percent)	25.00%
Net equity	16
Investments	4	11
Equity in earnings (losses) of investee adjustments		2
Base Metals | Norsk Hydro ASA | Aluminium
Investments in affiliated companies and joint ventures
Participation in capital, voting (as a percent)	22.00%
Participation in capital, total (as a percent)	22.00%
Net equity	14,668
Net income (loss) of the period	449
Investments	3,227
Equity in earnings (losses) of investee adjustments	99
Dividends received	52
Base Metals | LOG-IN Logistica Intermodal SA | Logistic
Investments in affiliated companies and joint ventures
Participation in capital, voting (as a percent)	31.33%
Participation in capital, total (as a percent)	31.33%
Net equity	338
Net income (loss) of the period	(20)
Investments	114	135
Equity in earnings (losses) of investee adjustments	(7)	4	2
Dividends received			3
Base Metals | MRS Logistica SA | Logistic
Investments in affiliated companies and joint ventures
Participation in capital, voting (as a percent)	45.68%
Participation in capital, total (as a percent)	45.84%
Net equity	1,200
Net income (loss) of the period	316
Investments	551	511
Equity in earnings (losses) of investee adjustments	132	90	141
Dividends received	55	72	124
Base Metals | California Steel Industries Inc - CSI | Steel
Investments in affiliated companies and joint ventures
Participation in capital, voting (as a percent)	50.00%
Participation in capital, total (as a percent)	50.00%
Net equity	322
Net income (loss) of the period	27
Investments	161	155
Equity in earnings (losses) of investee adjustments	14	12	(10)
Dividends received	7	7
Base Metals | CSP - Companhia Siderurgica do PECEM | Steel
Investments in affiliated companies and joint ventures
Participation in capital, voting (as a percent)	50.00%
Participation in capital, total (as a percent)	50.00%
Net equity	539
Net income (loss) of the period	(7)
Investments	267	18
Equity in earnings (losses) of investee adjustments	(3)
Base Metals | THYSSENKRUPP CSA Companhia Siderurgica do Atlantico | Steel
Investments in affiliated companies and joint ventures
Participation in capital, voting (as a percent)	26.87%
Participation in capital, total (as a percent)	26.87%
Net equity	5,982
Net income (loss) of the period	(658)
Investments	1,607	1,840
Equity in earnings (losses) of investee adjustments	(177)	(85)	(6)
Base Metals | Usinas Siderurgicas de Minas Gerais SA - USIMINAS | Steel
Investments in affiliated companies and joint ventures
Equity in earnings (losses) of investee adjustments			8
Dividends received			7
Base Metals | Norte Energia S.A. | Other affiliates and joint ventures
Investments in affiliated companies and joint ventures
Participation in capital, voting (as a percent)	9.00%
Participation in capital, total (as a percent)	9.00%
Net equity	837
Investments	75
Base Metals | Vale Solucoes em Energia (S.A.) | Other affiliates and joint ventures
Investments in affiliated companies and joint ventures
Participation in capital, voting (as a percent)	52.77%
Participation in capital, total (as a percent)	52.77%
Net equity	276
Net income (loss) of the period	(32)
Investments	145	115
Equity in earnings (losses) of investee adjustments	$ (16)	$ (33)